Nature of business and organization (Tables)	12 Months Ended
Jun. 30, 2019
Nature of business and organization
Summary of subsidiaries, VIE's and subsidiaries of VIE's

The accompanying consolidated financial statements reflect the activities of Xiangtai Cayman and each of the following entities:

Name	Background	Ownership
Xiangtai BVI	· A British Virgin Islands company	100%
Xiangtai HK	· A Hong Kong company	100% owned by Xiangtai BVI
Xiangtai WFOE	· A PRC limited liability company and deemed a wholly foreign-owned enterprise (“WFOE”)	100% owned by Xiangtai HK
CQ Penglin	· A PRC limited liability company	VIE of Xiangtai WFOE
· Slaughtering, processing, packing, and selling various processed meat products.
GA Yongpeng	· A PRC limited liability company	100% owned by Xiangtai WFOE
· Slaughtering, processing, packing and selling various processed meat products.
CQ Pengmei	· A PRC limited liability company	100% owned by Xiangtai WFOE
· Grocery stores selling daily necessities